Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exchangeable senior notes
Issued exchangeable senior notes		$ 30,450
Unamortized discount		(514)
Total convertible notes		29,936
Equity component		8,696
Interest expense related to exchangeable senior notes
Contractual cash interest	1,167	1,609	2,484
Amortization of the discount on the liability component	388	540	866
Amortization of the issuance discount	$ 126	$ 175	$ 280